SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
_____________________________________________________________________________

                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY ACCOUNT FIVE
                     SEASONS ADVANTAGE VARIABLE ANNUITY
                      SEASONS ADVISOR VARIABLE ANNUITY
                     SEASONS ADVISOR II VARIABLE ANNUITY
                    SEASONS ADVISOR III VARIABLE ANNUITY
                       SEASONS ELITE VARIABLE ANNUITY
                 SEASONS PREFERRED SOLUTION VARIABLE ANNUITY
                       SEASONS SELECT VARIABLE ANNUITY
            SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 28, 2014
                    SEASONS TRIPLE ELITE VARIABLE ANNUITY
_____________________________________________________________________________

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      FS VARIABLE ANNUITY ACCOUNT FIVE
                       SEASONS ELITE VARIABLE ANNUITY
                     SEASONS SELECT II VARIABLE ANNUITY
                    SEASONS TRIPLE ELITE VARIABLE ANNUITY
_____________________________________________________________________________

Effective March 9, 2015, the Cash Management Portfolio (the "Acquired Portfolio"), a series of the Seasons Series Trust was reorganized into the Cash Management Portfolio (the "Acquiring Portfolio"), a series of the SunAmerica Series Trust, and the Acquired Portfolio's shareholders have received shares of the Acquiring Portfolio with a total value equal to the total value of their shares of the Acquired Portfolio. Accordingly, all references in the prospectus to the Cash Management Portfolio are now changed to the Cash Management Portfolio of SunAmerica Series Trust.

Underlying Fund:        Managed by:           Trust
----------------        -----------           -----
Cash Management         BofA Advisors, LLC    SunAmerica Series Trust (SAST)

Should you have any questions, you may contact our Annuity Service Center at 1-800-445-7862.

Dated: March 9, 2015

              Please keep this Supplement with your Prospectus